Note 33 - Employee Benefits - DWS Share Awards (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
DWS Equity Plan [Member]
Number of Awards [Abstract]
Number of Awards Outstanding at beginning of year	2,040
Number of Awards Granted	805	1,003
Number of Awards Issued or Exercised	(368)	(186)
Number of Awards Forfeited	(54)	(42)
Number of Awards Expired	0	0
Number of Awards Other Movements	(6)	16
Number of Awards Outstanding at end of year	2,418	2,040
Weighted-average exercise price [Abstract]
Weighted-average exercise price outstanding, of which, exercisable	€ 0	€ 0
DWS SAR Plan [Member]
Number of Awards [Abstract]
Number of Awards Outstanding at beginning of year	2,087
Number of Awards Granted	0	0
Number of Awards Issued or Exercised	(766)	0
Number of Awards Forfeited	(52)	(110)
Number of Awards Expired	0	0
Number of Awards Other Movements	(14)	4
Number of Awards Outstanding at end of year	1,254	2,087
Weighted-average exercise price [Abstract]
Weighted-average exercise price outstanding at beginning of year	€ 25
Weighted-average exercise price granted	0	€ 0
Weighted-average exercise price issued or exercised	25	0
Weighted-average exercise price forfeited	25	25
Weighted-average exercise price expired	0	0
Weighted-average exercise price other movements	25	25
Weighted-average exercise price outstanding at end of year	25	25
Weighted-average exercise price outstanding, of which, exercisable	€ 0	€ 0